Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
Employee Benefit Plan Investment Income [Line Items]
Summary of Plan's Investment Income Appreciated (Depreciated) in Fair Value

The Plan’s investment income by type (including interest, dividends, investments purchased, sold, as well as held during the year) appreciated (depreciated) in fair value as follows:

	Years Ended December 31,
	2025	2024
Fixed income	$288,120	$310,430
Mutual funds	12,601,326	10,850,828
Common stock fund	(862,230)	(1,034,836)
	$12,027,216	$10,126,422